Non-controlling interests (Tables)	12 Months Ended
Mar. 31, 2025
Non-Controlling Interests [Abstract]
Disclosure of Detailed Information about Non-Controlling Interests
Non-controlling interests represent the participating interests of third parties in the Group's equity and are comprised of the following Group entities:

(EUR thousand)	As of March 31
Non-controlling interests	2025	2024	2023
Global Blue TFS Japan Co Ltd	13,917	7,397	4,555
Global Blue Lebanon SAL	(13)	(14)	107
Global Blue Touristik Hizmetler A.Ş.	907	964	1,302
Bahama’s VAT Refund Ltd	84	76	—
Global Blue Pazarlama Destek ve Teknoloji Hizmetleri A.S	(40)	(16)	6
Global Blue LLC	(55)	—	—
Total Non-controlling interests	14,800	8,407	5,970
Set out below is the summarized financial information for each subsidiary that has a non-controlling interest that is deemed material for the Group.

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.		Global Blue Turistik Hizmetler A.Ş.
	As of March 31
	2025	2024	2025	2024
Current
Assets	78,502	52,936	3,636	4,718
Liabilities	65,624	40,863	3,258	4,135
Total current net assets / (liabilities)	12,878	12,073	378	583
Non- current
Assets	17,046	3,196	1,368	1,089
Liabilities	1,365	11	648	521
Total non-current net assets	15,681	3,185	720	568
Net assets	28,559	15,258	1,098	1,151

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2025	2024	2023	2025	2024	2023
Revenue	39,171	25,665	10,076	3,993	4,972	5,351
Profit for the year	19,077	12,410	3,249	346	2,463	3,093

(EUR thousand)
	Global Blue TFS Japan Co. Ltd.			Global Blue Turistik Hizmetler A.Ş.
	For the financial year ended March 31
	2025	2024	2023	2025	2024	2023
Net increase / (decrease) in cash and cash equivalents	5,983	4,580	7,954	(104)	(700)	420

Legal Name	Country of incorporation	Ownership interest March 31, 2025	Ownership interest March 31, 2024
Global Blue Payments (Australia) Pty Limited	Australia	100%	100%
Global Blue Austria GmbH	Austria	100%	100%
Global Blue Service Company Austria GmbH	Austria	100%	100%
Global Blue France	France	100%	100%
Global Blue Holding	France	100%	100%
ShipUp SAS	France	100%	100%
Global Blue Deutschland GmbH	Germany	100%	100%
Global Blue New Holdings Germany GmbH	Germany	100%	100%
Global Blue Hellas SA	Greece	100%	100%
Global Blue Italia SrL	Italy	100%	100%
Global Blue Service Company Italia SrL	Italy	100%	100%
Global Blue Currency Choice Italia Srl	Italy	100%	100%
Global Blue TFS Japan Co Ltd	Japan	51%	51%
Global Blue Korea Co., Ltd.	Korea	100%	100%
Global Blue Malaysia Sdn. Bhd	Malaysia	100%	100%
Global Blue Holland BV	Netherlands	100%	100%
Global Blue Acquisition BV	Netherlands	100%	100%
Global Blue Norge AS	Norway	100%	100%
Global Blue Polska Sp Zoo	Poland	100%	100%
Global Refund Portugal Lda	Portugal	100%	100%
GBFTSP - Finance And Technology Services Portugal, Unipessoal LDA	Portugal	100%	100%
Global Blue Singapore Pte. Ltd.	Singapore	100%	100%
Global Blue Service Company Singapore Pte. Ltd.	Singapore	100%	100%
Global Blue Currency Choice Singapore Pte. Ltd.	Singapore	100%	100%
Global Blue Slovakia sro	Slovakia	100%	100%
Global Blue Espana SA	Spain	100%	100%
Global Blue Service AB	Sweden	100%	100%
Global Blue Currency Choice Service Europe AB	Sweden	100%	100%
Global Blue Schweiz AG	Switzerland	100%	100%
Global Blue SA	Switzerland	100%	100%
Global Blue Turkey	Turkey	60%	60%
Global Blue Service Company UK Ltd	United Kingdom	100%	100%
ZigZag Global Limited	United Kingdom	100%	100%
Global Blue Argentina SA (Sucursal Uruguay)	Uruguay	100%	100%